Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - Minimum future lease payments (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	€ 6,047
Operating lease, property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Discounted value of future lease payments	4,697
Minimum lease payments payable under non-cancellable operating lease	5,920
Operating lease, property, technical activities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Discounted value of future lease payments	2,963
Minimum lease payments payable under non-cancellable operating lease	3,797
Operating lease, property, shops and office activities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Discounted value of future lease payments	1,734
Minimum lease payments payable under non-cancellable operating lease	€ 2,123